Provisions (Tables)	12 Months Ended
Dec. 31, 2024
TextBlock [Abstract]
Summary of classification of provisions

	As of December 31, 2024	As of December 31, 2023
Noncurrent
Well plugging and abandonment	31,026	12,191
Environmental remediation	2,032	148

Total noncurrent provisions	33,058	12,339

	As of December 31, 2024	As of December 31, 2023
Current
Environmental remediation	2,484	936
Well plugging and abandonment	1,412	3,096
Contingencies	14	101

Total current provisions	3,910	4,133

Summary of movements in provision
Below are the changes in the provision for well plugging and abandonment for the year:

	As of December 31, 2024	As of December 31, 2023
Amounts at beginning of year	15,287	32,524
Discount for well plugging and abandonment (Note 11.3)	1,312	2,387
Increase (decrease) in the change in capitalized estimates (Note 13)	23,325	(930)
(Decrease) in the change in estimates of conventional assets (1)	(7,486)	(18,697)
Foreign exchange differences	—	3

Amounts at end of year	32,438	15,287

(1)
According to Note 3.2.7, the Company carries a payable to Aconcagua since the latter assumes all well plugging and abandonment obligations derived from the Concessions involved in the transaction through the end of the Operating Period. However, the Company still owns 100% of such concessions (Note 1.1).

Below are the changes in the provision for environmental remediation for the year:

	As of December 31, 2024	As of December 31, 2023
Amounts at beginning of year	1,084	1,821
Increases (Note 10.2)	359	485
Increase in the change in estimates of conventional assets (1)	3,442	624
Foreign exchange differences	(369)	(1,846)

Amounts at end of year	4,516	1,084

Below are the changes in the provision for contingencies for the year:

	As of December 31, 2024	As of December 31, 2023
Amounts at beginning of year	101	171
Increases (Note 10.2)	688	69
Amounts incurred for payments	(751)	(46)
Foreign exchange differences	(24)	(93)

Amounts at end of year	14	101